CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 90,096			$ 75,243			$ 251,848	$ 198,297	$ 321,324	$ 317,923	$ 307,251
Costs and Expenses.
Cost of revenue, excluding depreciation and amortization	48,837			33,390			135,903	93,702	140,290	150,350	169,631
Sales and marketing	11,218			11,995			34,170	39,063	50,680	79,845	81,251
General and administrative	19,829			22,305			65,274	61,304	83,061	87,417	88,104
Research and development	5,686			5,079			19,285	13,084	17,669	21,129	26,516
Depreciation and amortization	5,407			4,358			15,033	13,508	17,486	19,450	21,827
Total costs and expenses	90,977			77,127			269,665	220,661	309,186	358,191	387,329
Income (loss) from operations	(881)			(1,884)			(17,817)	(22,364)	12,138	(40,268)	(80,078)
Other income, net	(2,442)			(258)			(2,278)	426	670	2,991	2,474
Loss on disposition of subsidiary	(612)						(612)		(711)
Income (loss) before income taxes	(3,935)			(2,142)			(20,707)	(21,938)	12,097	(37,277)	(77,604)
Income tax provision (benefit)	(353)			(12)			(5,011)	(797)	941	(358)	902
Net loss	(3,582)			(2,130)			(15,696)	(21,141)	11,156	(36,919)	(78,506)
Net income attributable to the redeemable noncontrolling interest	67	$ 85	$ 60	62	$ 323	$ 383	212	768	820	273	(971)
Net loss	(3,786)			(2,192)	$ (6,093)	$ (13,624)	(15,735)	(21,909)	$ 10,336	(37,192)	(77,535)
Allocation of net loss - basic	$ (3,786)			$ (2,192)			$ (15,735)	$ (21,909)		$ (37,192)	$ (77,535)
Basic net loss per share	$ (0.06)			$ (0.06)			$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)
Diluted net loss per share	$ (0.06)			$ (0.06)			$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)
Weighted-average shares - basic	60,840			39,043			57,072	39,009	39,027	38,571	37,856
Weighted-average shares - diluted	60,840			39,043			57,072	39,009	39,027	38,571	37,856